Deposits	12 Months Ended
Dec. 31, 2011
Deposits and Regulatory Matters [Abstract]
DEPOSITS

NOTE 8 - DEPOSITS

The following is a summary of deposits of at December 31:

(000s omitted)	2011	2010
Noninterest-bearing:
Demand	$62,713	$55,044
Interest-bearing:
Savings	64,365	64,133
Money market demand	52,973	52,723
Time, $100,000 and over	34,698	45,296
Time, $100,000 and under	51,132	58,781

	$265,881	$275,977

Scheduled maturities of time deposits at December 31, were as follows:

(000s omitted)	2011	2010
In one year	$56,890	$50,519
In two years	17,944	36,361
In three years	6,273	9,500
In four years	2,619	4,839
In five years	2,024	2,770
Thereafter	80	88

	$85,830	$104,077

Brokered deposits totaled approximately $11,015,000 and $21,995,000 at December 31, 2011 and 2010. At December 31, 2011 and 2010, brokered deposits had interest rates ranging from 4.90% to 5.25% and 4.90% to 5.30%, respectively. Maturities range from four to ten months.

As a result of the Consent Order, the Bank is precluded from issuing or renewing brokered deposits. Management anticipates repayment of brokered deposits as they mature using excess liquidity and the Banks’ local deposits.

Deposits from principal officers, directors, and affiliates of continuing operations at December 31, 2011 and 2010 were $3,343,000 and $4,528,000, respectively.